Solaflex Corp. - Balance Sheets - USD ($)		Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents		$ 81	$ 1,824
Restricted cash		250,113	0
Total current assets		250,194	1,824
Total Assets		250,194	1,824
Current liabilities:
Accrued expenses		0	4,150
Acccrued interest		15	9,810
Unissued stock subscriptions		250,013	0
Notes payable		24,439	0
Current portion of convertible note payable, net of discount		0	77,275
Total current liabilities		274,467	91,235
Total liabilities		274,467	91,235
Stockholders' deficiency:
Common stock	[1]	13,961	13,525
Additional paid in capital		849,597	491,791
Accumulated deficit		(887,831)	(594,727)
Total stockholders' (deficit)		(24,273)	(89,411)
Total Liabilities and Stockholders' (Deficit)		$ 250,194	$ 1,824

[1]	$0.0001 par value; 500,000,000 shares authorized; 139,610,386 and 135,249,990 issued and outstanding at December 31, 2015 and 2014, respectively.